Investments in affiliates and joint ventures	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Investments in affiliates and joint ventures
Investments in "affiliates and joint ventures"
Information regarding the Company’s investments in certain Canadian corporations, partnerships and joint ventures is outlined below. For each of these investments, the Company’s maximum exposure to loss is the Company’s share of the investee’s net assets.
a) Nuna
Nuna includes the following interests in Canadian corporations and partnerships:

• Nuna East Ltd. (37.25%)	• Nuna West Mining Ltd. (49%)
• Nuna Pang Contracting Ltd. (37.25%)	• Nuna Logistics Partnership (49%) ("NL Partnership")
The Company accounts for Nuna East Ltd., Nuna West Mining Ltd. and Nuna Pang Contracting Ltd. using the equity method.
Upon initial acquisition of the interest in the NL Partnership, the Company accounted for this investment using proportionate consolidation. On November 1, 2019, the Company entered into a transaction to reorganize its investment in the NL Partnership. Subsequent to the reorganization, the Company’s investment in the NL Partnership is held through a corporation and is therefore no longer eligible for certain presentation elections permitting the proportionate method of consolidation. As a result, the Company has applied the equity method prospectively as of November 1, 2019, whereby the Company’s share of the assets and liabilities of the NL Partnership were reclassified from the respective accounts to the investments in affiliates and joint ventures. The reorganization did not result in a change in control of the NL Partnership. As a result of the reorganization, the Company did not remeasure the retained investment in the NL Partnership and did not recognize a gain or loss. There has been no change in the Company’s continuing involvement in the NL Partnership and there are no changes to the Company’s related parties as a result of the reorganization.
The NL Partnership holds investments in various affiliates and joint ventures. These entities were formed to perform heavy construction and mining services primarily in northern jurisdictions. The NL Partnership’s involvement with these entities consists of the following activities: assisting in the formation and financing of the entity; providing recourse and/or liquidity support; servicing the assets; providing managerial and administrative services; and receiving fees for services provided.
Certain of these investees of the NL Partnership meet the definition of VIEs. The NL Partnership has consolidated the results of the VIEs for which it is determined to be the primary beneficiary with the recognition of noncontrolling interest, if any, representing amounts attributable to other equity-holders.
The following table summarizes the investments of the NL Partnership, including the NL Partnership’s ownership interest therein:

NL Partnership Interest(iii)
Equity method investments:
Kivalliq Services Ltd.(i)	33.33%
HRN Contracting Ltd.(ii)	33.33%
Proportionately consolidated investments:
Amik Nuna Forestry Services	50.00%
Aroland Nuna	49.00%
Fond Du Lac Nuna	49.00%
Mahiikanuk Nuna	49.00%
Met Nuna	75.00%
Nuna Bauer	50.00%
EDC Nuna Contracting	70.00%
Attawapiskat Nuna	75.00%
Consolidated investments:
Deton Cho Nuna	60.00%
Nuna Deton Cho Winter Road Services	75.00%
Nuna Deton Cho Contracting	100.00%

(i)Includes investment in MTKSL Contracting Joint Venture.
(ii)Includes investment in TDIC/HRN Contracting Joint Venture.
(iii)Subsequent to the change in presentation of the NL Partnership on November 1, 2019, the investments of the NL Partnership and the results of these investments are recognized through the Company’s equity method investment in the NL Partnership.

The following table summarizes the movement in the investments in affiliates and joint ventures balance during the year:

	December 31, 2019	December 31, 2018
Balance, beginning of the year	$11,788	$—
Additions arising on acquisition	—	11,728
Additions due to change in presentation of NL Partnership	37,025	—
Dividends, repayments of loans and other adjustments	(8,685)	—
Share of net income	2,780	60
Balance, end of the year	$42,908	$11,788
The financial information for the investments in affiliates and joint ventures accounted for using the equity method is summarized as follows:
Balance Sheets

	December 31, 2019	December 31, 2018
Assets
Current assets	$33,734	$9,769
Non-current assets	21,370	2,392
Total assets	$55,104	$12,161
Liabilities
Current liabilities	$10,590	$4,013
Non-current liabilities	2,614	3,032
Total liabilities	$13,204	$7,045
Statement of Operations and Comprehensive Income

Year ended December 31,	2019	2018
Revenues	$24,689	$1,771
Gross profit	5,148	152
Income before taxes	3,782	98
Net income and comprehensive income	2,780	60

b) Mikisew North American Limited Partnership and Dene North Site Services Partnership
The Company holds a 49% interest in each of Mikisew North American Limited Partnership and Dene North Site Services Partnership, which are unincorporated partnerships. Both are considered VIEs due to insufficient equity to finance activities without subordinated financial support. The Company determined that it does not meet the definition of the primary beneficiary with respect to either partnership because it does not have the exclusive right to direct the activities that most significantly impact the partnership's economic performance. The Company accounts for its interest in these partnerships using proportionate consolidation.